Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from contracts with customers
Schedule of detailed information of revenue from contracts with customers

	2023	2022	2021
National sales
Mid–distillates (1)	32,605,842	39,182,510	17,140,327
Gasoline and turbo fuels (1)	23,129,025	27,620,199	15,475,370
Natural gas	4,358,266	4,162,876	3,200,069
Services	3,232,784	3,601,681	3,065,988
Electric power transmission services (2)	2,769,897	2,595,505	728,467
Plastic and rubber	1,225,223	1,568,816	1,642,035
Fuel gas service	989,084	860,102	734,666
Asphalts	938,185	897,200	611,051
LPG and propane	762,349	1,094,332	926,231
Roads and Construction Services (2)	349,834	355,737	107,179
Polyethylene	314,184	302,630	320,466
Aromatics	297,957	343,792	247,387
Crude oil	128,416	375,790	193,476
Fuel oil	36,298	9,213	23,799
Other income gas contracts	30	1,940	2,879
Other products	607,708	679,183	402,828
Cash flow hedges (3)	—	—	(8)
	71,745,082	83,651,506	44,822,210
Foreign sales
Crude oil	49,559,864	56,651,753	34,868,421
Electric power transmission services (2)	5,666,389	5,114,783	1,827,622
Roads and Construction Services (2)	4,761,317	4,676,822	1,241,144
Fuel oil	4,028,908	4,348,312	2,288,977
Diesel	4,097,117	2,324,861	3,867,937
Plastic and rubber	1,393,669	2,036,201	2,092,379
LPG and propane	302,159	339,837	116,960
Natural gas	105,413	254,054	71,529
Gasoline and turbo fuels	193,394	157,685	—
Cash flow hedges (3)	(468,407)	(1,578,246)	(349,884)
Other products (4)	1,804,697	1,633,510	1,033,909
	71,444,520	75,959,572	47,058,994
	143,189,602	159,611,078	91,881,204
(1)	Includes the corresponding value to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position, which can be positive or negative. As of December 31, 2023, the value recognized by price differential corresponds to $20,531,095 (2022: $36,532,743; 2021: $11,335,453).
(2)	Corresponds to the revenue related to the electric power transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P.
(3)	Includes the result of hedging for future exports (Note 29.3) for $(479,779) (2022: ($1,143,287)); (2021: ($249,978)) and operations with derivative financial instruments for $11,372 (2022: ($434,959)); (2021: ($99,914)).
(4)	It includes a increase in other foreign services revenues of BlackGold Re. for $3,763 (see Note 5), considering the effects of risk adjustments in insurance contracts, according to the IFRS 17 implementation.

Schedule of sales by geographic areas

	2023	%	2022	%	2021	%
Colombia	71,745,082	50.1%	83,651,506	52.4%	44,822,210	48.8%
Asia	28,841,440	20.1%	22,547,997	14.1%	20,355,063	22.2%
United States	24,991,770	17.5%	27,120,783	17.0%	16,025,083	17.4%
South America and others	12,223,922	8.5%	13,609,587	8.5%	5,727,355	6.2%
Central America and the Caribbean	2,637,460	1.9%	9,841,202	6.2%	3,503,618	3.8%
Europe	2,749,928	1.9%	2,840,003	1.8%	1,447,875	1.6%
	143,189,602	100.0%	159,611,078	100%	91,881,204	100%